INVESTMENTS AND PUT RIGHT LIABILITIES - Additional Information (Details) - USD ($)				12 Months Ended
	Oct. 31, 2025	Feb. 06, 2024	Sep. 15, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 02, 2024	Jul. 31, 2022	Dec. 31, 2020	Jun. 16, 2019
Schedule of Equity Method Investments
Common stock, shares outstanding				265,377,891	187,452,495
Equity in (loss) income of affiliates					$ (1,038,000)	$ (11,404,000)
Extinguishment of repurchase obligation		$ 183,000,000
Fair value loss recognized				$ (5,164,000)
Unrealized gain/(loss) on available-for-sale debt securities				11,580,000	$ (8,168,000)
I-Mab Hong Kong
Schedule of Equity Method Investments
Registered capital of subsidiary										$ 30,000,000
Common stock, shares outstanding									13,500,000
Domestic Investors
Schedule of Equity Method Investments
Common stock, shares outstanding									12,000,000
TJBio Hangzhou
Schedule of Equity Method Investments
Assets recognized value			$ 105,000,000
Equity method investment, ownership percentage					15.00%
Proceeds from Contributions from Affiliates			30,000,000
Common stock, shares outstanding									25,500,000
Purchase price committed				3,000,000
Equity in (loss) income of affiliates					$ 1,038,000	11,404,000
Investments accounted for using the equity method						$ 0
Earnings or losses of investment					0
Investments at fair value, available-for-sale debt securities	$ 42,400,000
Equity securities, fair value	38,500,000			37,200,000
Expenses related to settlement of repurchase obligations					$ 12,400,000
Unrealized gain/(loss) on available-for-sale debt securities	$ 3,400,000
TJBio Hangzhou | Series C Investment, Equity Transfer and Shares Repurchase Transactions
Schedule of Equity Method Investments
Equity method investment, ownership percentage		5.65%
Amount agreed to raise		$ 19,000,000
TJBio Hangzhou | Series B Domestic Investors
Schedule of Equity Method Investments
Amount agreed to raise								$ 46,000,000
TJBio Hangzhou | Minimum
Schedule of Equity Method Investments
Potential repurchase obligation							$ 30,000,000
TJBio Hangzhou | Maximum
Schedule of Equity Method Investments
Potential repurchase obligation							$ 35,000,000
TJBio Hangzhou | Other Income (Expense), Net
Schedule of Equity Method Investments
Fair value loss recognized				$ 1,800,000
TJBio Hangzhou | Management Holdco
Schedule of Equity Method Investments
Registered capital of subsidiary			$ 3,000,000
Equity method investment, ownership percentage			10.00%						10.00%
Shares issued				0	0	750,000
Cash Commitment			$ 3,000,000
TJBio Hangzhou | Management Holdco | SPA
Schedule of Equity Method Investments
Equity method investment, ownership percentage				10.00%
TJBio Hangzhou | Management Holdco and ESOP Holdco
Schedule of Equity Method Investments
Shares subscribed, not yet been purchased or issued									4,500,000
TJBio Hangzhou | Esop Holdco
Schedule of Equity Method Investments
Equity method investment, ownership percentage			5.00%						5.00%
Registered capital of affiliates			$ 1,500,000
TJBio Hangzhou | Domestic Investors
Schedule of Equity Method Investments
Registered capital of subsidiary			$ 12,000,000
Equity method investment, ownership percentage			40.00%						40.00%
Cash Payments			$ 120,000,000
TJBio Hangzhou | I-Mab Hong Kong
Schedule of Equity Method Investments
Equity method investment, ownership percentage									45.00%
TJBio Hangzhou | I-Mab Hangzhou
Schedule of Equity Method Investments
Equity method investment, ownership percentage								40.36%
TJBio Hangzhou | Group's Share Based Compensation
Schedule of Equity Method Investments
Equity in (loss) income of affiliates					$ (674,000)	$ 682,000
TJBio Hangzhou | TJBio Hangzhou Share Based Compensation
Schedule of Equity Method Investments
Equity in (loss) income of affiliates					$ 617,000	$ 2,713,000